Other assets and liabilities F.4.1. Movements in Current Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Current Provisions [Roll Forward]
Opening balance	$ 141
Closing balance	45
Current Provisions
Current Provisions [Roll Forward]
Additions	11
Used (Payments)	(40)
Reversals	(7)
Transfers	1
Transfers to other liabilities (see note G.3.1)	(62)
Exchange rate movements	2
Legal Provision
Current Provisions [Roll Forward]
Opening balance	97
Additions	3
Used (Payments)	(22)
Reversals	(6)
Transfers	0
Transfers to other liabilities (see note G.3.1)	(62)
Exchange rate movements	(1)
Closing balance	10
Asset retirement obligations
Current Provisions [Roll Forward]
Opening balance	8
Additions	2
Used (Payments)	(2)
Reversals	0
Transfers	0
Transfers to other liabilities (see note G.3.1)	0
Exchange rate movements	0
Closing balance	8
Employment obligations
Current Provisions [Roll Forward]
Opening balance	10
Additions	5
Used (Payments)	(11)
Reversals	0
Transfers	0
Transfers to other liabilities (see note G.3.1)	0
Exchange rate movements	0
Closing balance	4
Tax risks (See Note G.3.2.)
Current Provisions [Roll Forward]
Opening balance	20
Additions	1
Used (Payments)	(4)
Reversals	0
Transfers	0
Transfers to other liabilities (see note G.3.1)	0
Exchange rate movements	3
Closing balance	20
Other
Current Provisions [Roll Forward]
Opening balance	5
Additions	0
Used (Payments)	0
Reversals	(1)
Transfers	0
Transfers to other liabilities (see note G.3.1)	0
Exchange rate movements	0
Closing balance	$ 4